NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]	Dec. 31, 2010 Blue Moose Media, Inc [Member]
Notes Payable [Text Block]

NOTE 7 — NOTES PAYABLE

$475,000 Note Payable — In September 2011 LiqTech AS entered into a notes payable agreement with a financial institution, wherein LiqTech AS drew down $475,000 through September 30, 2011. Interest is charged monthly at 4.95% at September 30, 2011. The line is secured by certain of the Company’s receivables, inventory and equipment. The line is payable in quarterly principal installments of $25,000 plus interest through June 30, 2016.

Maturities of notes payable as stipulated in the agreements, at September 30, 2011 are as follows:

Year ending December 31,
2011	$25,000
2012	100,000
2013	100,000
2014	100,000
2015	100,000
2016	50,000
$475,000

NOTE 7 — NOTES PAYABLE

$500,000 Note Payable — As amended on April 6, 2009, LiqTech NA entered into a notes payable agreement with a financial institution, wherein LiqTech NA can draw down up to $500,000 through December 31, 2010. As of December 31, 2010 and 2009, the Company has drawn down $500,000 and $0 on the line. The balance outstanding on the line accrues interest at the banks LIBOR plus a margin (3.9% on December 31, 2010). The line is payable in quarterly principal installments of $25,000 plus interest through December 31, 2015. The line is secured by all of the Company’s personal property.

Maturities of notes payable as stipulated in the agreements, at December 31, 2010 are as follows:

Year ending December 31,
2011	$100,000
2012	100,000
2013	100,000
2014	100,000
2015	100,000
Thereafter	—
$500,000

Note 4 — Note Payable

On December 20, 2010 the Company executed a promissory note in which it borrowed $5,000 from an unrelated third party. The note is due twenty-four months from the date of the note and accrues interest at a rate of 8.0%. Proceeds from the note will be used to cover operations. Accrued interest payable was $24 at December 31, 2010.